Cover	Oct. 22, 2026
Document Information [Line Items]
Document Type	S-4/A
Amendment Description	AMENDMENT NO. 1
Amendment Flag	true
Entity Registrant Name	IPFX PUBCO, INC.
Entity Central Index Key	0002145371
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false